Condensed Statements of Stockholders' Equity (Deficit) (Parenthetical) (Unaudited) - USD ($)	Jan. 31, 2023	Dec. 31, 2020
$1.5M Notes
Debt instrument, face amount	$ 1,500,000	$ 1,500,000